SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
Net income (loss)	$ (10,230)	$ 14,894	$ 1,749
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustments	(264)	439	250
Unrealized gain on available-for-sale securities, net of tax effects of nil, nil and nil for the years ended December 31, 2012, 2013 and 2014, respectively	654	93	339
Total comprehensive income (loss)	(9,840)	15,426	2,338
Unrealized gain on available-for-sale securities, tax effects	0	0	0
Parent Company
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
Net income (loss)	(10,022)	16,151	1,965
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustments	(281)	433	242
Unrealized gain on available-for-sale securities, net of tax effects of nil, nil and nil for the years ended December 31, 2012, 2013 and 2014, respectively	654	93	339
Total comprehensive income (loss)	(9,649)	16,677	2,546
Unrealized gain on available-for-sale securities, tax effects	$ 0	$ 0	$ 0